Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Cash Flow Disclosures [Abstract]
Other receivables	$ 506	$ 345	$ (776)
Prepaid expenses	777	(1,247)	(349)
Accounts payable and accrued liabilities	(78)	1,662	183
Other liabilities	332	(352)	228
Non-cash impact of foreign exchange	228	(17)	(194)
Change in non-cash working capital related to operating activities	$ 1,765	$ 391	$ (908)